UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-257991-04

Central Index Key Number of the issuing entity: 0001916018

Wells Fargo Commercial Mortgage Trust 2022-C62

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-257991

Central Index Key Number of the depositor: 0000850779

Wells Fargo Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

LMF Commercial, LLC

(Central Index Key Number 0001592182)

Argentic Real Estate Finance LLC

(Central Index Key Number 0001624053)

BSPRT CMBS Finance, LLC

(Central Index Key Number 0001722518)

UBS AG

(Central Index Key Number 0001685185)

Wells Fargo Bank, National Association

(Central Index Key Number 0000740906)

A.J. Sfarra, (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

Date: March 28, 2022	/s/ Anthony J. Sfarra
By: A.J. Sfarra, President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document